Loans Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Loans Payable
10.	LOANS PAYABLE

Long-term Loans

On July 19, 2011, the Company borrowed a two-year unsecured loan from Goldman Sachs Lending Partners LLC of RMB2.12 billion (US$350.00 million), at an annual interest rate of 1.30%. The loan was used to finance the acquisition of Qunar, and was fully repaid on July 14, 2013 when it became due.

On September 18, 2012, the Company entered into a loan agreement with Australia and New Zealand Banking Group Limited (Hong Kong Branch), pursuant to which the Company is committed to borrow an unsecured Australian Dollars (“AU$”) denominated loan with a floating interest rate. The loan commitment amounting to RMB567.56 million (AU$105.00 million) is intended for the general working capital of the Company. On October 17, 2012, the Company drew down RMB297.29 million (AU$55.00 million) with a term of two years under the loan commitment and the remaining commitment of AU$50.00 million was cancelled by both parties. In connection with the drawn down of the loan commitment, the Company entered into a currency swap agreement, pursuant to which the loan will be settled in a fixed US$ amount of US$56.76 million with a fixed annual interest rate of 2.75% during the term of the loan.

On July 24, 2013, the Company entered into a loan agreement with Sumitomo Mitsui Banking Corporation, pursuant to which the Company is committed to borrow an unsecured US$ denominated loan of RMB908.06 million (US$150.00 million) with a floating interest rate. The loan is intended for the general working capital of the Company. On July 29, 2013, the Company drew down RMB908.06 million (US$150.00 million) with a term of two years under the facility commitment. In connection with the loan agreement, the Company entered into an interest swap agreement, pursuant to which the loan will be settled with a fixed annual interest rate of 1.17% during the term of the loan.

On August 13, 2013, the Company entered into a loan agreement with Australia and New Zealand Banking Group Limited (Hong Kong Branch), pursuant to which the Company is committed to borrow an unsecured AU$ denominated loan of RMB1.27 billion (AU$235.00 million) with a floating interest rate. The loan is intended for the general working capital of the Company. On August 19, 2013, the Company drew down RMB1.27 billion (AU$235.00 million) with a term of two years under the facility commitment. In connection with the loan agreement, the Company entered into a currency swap agreement, pursuant to which the loan will be settled in a fixed US$ amount of US$200.00 million with a fixed annual interest rate of 1.65% during the term of the loan.

The interest swap agreement and currency swap agreements met the definition of a derivative in accordance with ASC 815. The fair value of the derivatives related to the interest swap agreement and currency swap agreements was insignificant for the years ended December 31, 2012 and 2013.